Identification and business activity - Write - off of mineral stock in the subsidiary El Brocal (Details)			1 Months Ended	12 Months Ended
	Sep. 01, 2023 T	Nov. 30, 2022 USD ($) T	Dec. 31, 2024	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Identification and business activity
Number of operating mining units | item				4
Depreciation and amortization				$ 150,821,000	$ 181,039,000	$ 176,781,000
Cost of sales				$ 795,318,000	732,597,000	763,473,000
Colquijirca
Identification and business activity
Quantity of inventory write down		$ 16,402,000
Provision for loss of inventory value		$ 14,898,000
Write-off the mineral stock | T		483,563
Net effect		$ 1,504,000
San Gabriel
Identification and business activity
Percentage of achievement in engineering and procurement phase			100.00%	100.00%
Percentage of achievement in construction phase			63.00%	63.00%
Minimum | Ucchuchacua
Identification and business activity
Capacity produced per day | T	2,600
Maximum | Ucchuchacua
Identification and business activity
Capacity produced per day | T	2,800
Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interest in associate				19.58%
Compania Minera Coimolache S.A.
Identification and business activity
Proportion of ownership interest in associate				40.10%
Depreciation and amortization				$ 18,867,000	34,745,000	42,950,000
Tinka resources Ltd
Identification and business activity
Proportion of ownership interest in associate			19.99%	19.99%
Depreciation and amortization				$ 0	$ 0	$ 0